As filed with the Securities and Exchange Commission on August 17, 2020

Securities Act File No. 333-142592 Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 352

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 354

(Check appropriate box or boxes)

__________________

BlackRock Funds II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Funds II

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019	New York, New York 10055
__________________

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b) On (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1) On (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2) On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

BlackRock Funds II, on behalf of BlackRock Multi-Asset Income Portfolio, has also executed this Registration Statement.

ACTIVE 260421367v.2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on August 17, 2020.

BLACKROCK FUNDS II (REGISTRANT)

ON BEHALF OF

BLACKROCK RETIREMENT INCOME 2030 FUND AND

BLACKROCK RETIREMENT INCOME 2040 FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	August 17, 2020
(John M. Perlowski)	(Principal Executive Officer)
/S/ NEAL J. ANDREWS	Chief Financial Officer	August 17, 2020
(Principal Financial and Accounting Officer)
(Neal J. Andrews)
BRUCE R. BOND*	Trustee
(Bruce R. Bond)
SUSAN J. CARTER*	Trustee
(Susan J. Carter)
COLLETTE CHILTON*	Trustee
(Collette Chilton)
NEIL A. COTTY*	Trustee
(Neil A. Cotty)
LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)
HENRY R. KEIZER*	Trustee
(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

	Signature	Title	Date
	JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)
	MARK STALNECKER*	Trustee
(Mark Stalnecker)
	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)
	CLAIRE A. WALTON*	Trustee
(Claire A. Walton)
	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)
*By:	/S/ JANEY AHN		August 17, 2020
(Janey Ahn, Attorney-In-Fact)

SIGNATURES

BlackRock Funds II, on behalf of BlackRock Multi-Asset Income Portfolio, has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds II, on behalf of BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on August 17, 2020.

BLACKROCK FUNDS II (REGISTRANT)

ON BEHALF OF

BLACKROCK MULTI-ASSET INCOME PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds II has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	August 17, 2020
(John M. Perlowski)	(Principal Executive Officer)
/S/ NEAL J. ANDREWS	Chief Financial Officer	August 17, 2020
(Principal Financial and Accounting Officer)
(Neal J. Andrews)
BRUCE R. BOND*	Trustee
(Bruce R. Bond)
SUSAN J. CARTER*	Trustee
(Susan J. Carter)
COLLETTE CHILTON*	Trustee
(Collette Chilton)
NEIL A. COTTY*	Trustee
(Neil A. Cotty)
LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)
HENRY R. KEIZER*	Trustee
(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

	Signature	Title	Date
	JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)
	MARK STALNECKER*	Trustee
(Mark Stalnecker)
	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)
	CLAIRE A. WALTON*	Trustee
(Claire A. Walton)
	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)
*By:	/S/ JANEY AHN		August 17, 2020
(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase